Trade Accounts Receivable, Net - Summary of Changes in Estimated Losses on Settlement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade accounts receivables [line items]
Beginning balance	$ (58.5)	$ (11.1)	$ (45.0)
Additions	(1.8)	(57.1)	(4.4)
Write-off	29.4	15.0	7.5
Reclassification		29.6
Foreign exchange variation	0.2	(4.9)	0.8
Assets held for sale		(30.0)	30.0
Ending balance	$ (30.7)	$ (58.5)	$ (11.1)